Summary Of Significant Accounting Policies (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 02, 2011 USD ($)	Jul. 02, 2011 EUR (€)	Jul. 03, 2010 USD ($)	Jun. 27, 2009 USD ($)	Jul. 02, 2011 Minimum [Member]	Jul. 02, 2011 Maximum [Member]	Jul. 02, 2011 Machinery And Equipment [Member]	Jul. 02, 2011 Building And Building Improvements [Member]
Media advertising expense for continuing operations	$ 199		$ 202	$ 152
Contingent asset for cash payment due related to sale of European cut Tobacco business		95
Contingent sale proceeds effect on earnings per share			$ 0.19	$ 0.21
Shipping and handling costs	461		460	510
Property, plant, and equipment depreciation, period minimum (years)							3
Property, plant, and equipment depreciation, period maximum (years)							25	40
Capitalized interest	11		10	10
Fair value of goodwill, assumptions, cash flow growth rate, residual after year three					2.00%	4.00%
Fair value of goodwill, assumptions, cash flow discount rate	9.80%	9.80%
Accrued reserves excluding amount covered by insurance	$ 86		$ 76